OMB Number 3235-0675
Expires: March 31, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Shellpoint Mortgage Acceptance LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013.

                    Date of Report (Date of filing): February 12, 2014

                    Commission File Number of securitizer: 333-184419

                    Central Index Key Number of securitizer: 0001560165

Eric Kaplan
(212) 850-7788

Name and telephone number, including area code, of the persons to contact in connection with this filing.

 Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

 Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule  15Ga-1(c)(2)(i) ☐

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Shellpoint Mortgage Acceptance LLC

/s/ Eric Kaplan
Date: February 12, 2014	Name: Eric Kaplan
Title: Vice President